FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities measured at fair value on a recurring basis

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets:	(in thousands)
Investments accounted for under readily determinable fair values	1,020	—	—	1,020
Cryptocurrencies	206,130	—	—	206,130
Call option assets	—	—	15,843	15,843
Total	207,150	—	15,843	222,993
Liabilities:
Conversion Feature Derivative Liability	—	—	—	—
Put option liabilities	—	—	1,923	1,923
Total	—	—	1,923	1,923

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB	USD
					(Note 3)
Assets:	(in thousands)
Investments accounted for under readily determinable fair values	162	—	—	162	23
Cryptocurrencies	252,206	—	—	252,206	36,065
Call option assets	—	—	—	—	—
Total	252,368	—	—	252,368	36,088
Liabilities:
Conversion Feature Derivative Liability	—	—	24,589	24,589	3,516
Put option liabilities	—	—	112	112	16
Total	—	—	24,701	24,701	3,532